Promissory Note Payable	12 Months Ended
Jul. 31, 2019
Debt Disclosure [Abstract]
Promissory Note Payable

7. Promissory Note Payable

On June 28, 2018, we raised $500,000 to support our continued operations by issuing a one-year promissory note to Tom Y. Lee, a member of the Company’s Board of Directors and our largest stockholder. The note accrued interest at 6.5% per annum, compounded annually. On August 16, 2018, $500,000 of principal and approximately $4,000 of accrued interest was canceled and converted into 1,120,633 shares of common stock (See Note 8 to these consolidated financial statements).